Expense Example {- Franklin Strategic Income VIP Fund} - FTVIP Class 4-57 - Franklin Strategic Income VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 108
3 years	344
5 years	598
10 years	$ 1,328